Consolidated Balance Sheets		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Current assets
Cash and cash equivalents		$ 124,457,000	$ 191,659,000
Short-term deposits		161,049,000	153,746,000
Marketable securities		151,544,000	101,818,000
Trade receivables (net of allowance for credit losses of $506 and $594 as of December 31, 2025 and December 31, 2024, respectively)		104,972,000	82,358,000
Prepaid expenses and other current assets		19,630,000	23,246,000
Contract acquisition costs		6,595,000	5,827,000
Inventories		7,603,000	8,939,000
Total current assets		575,850,000	567,593,000
Non-current assets
Other non-current assets		14,618,000	7,682,000
Marketable securities		97,959,000	36,601,000
Deferred tax assets, net		10,880,000	11,072,000
Property and equipment, net		22,209,000	16,995,000
Operating Lease, Right-of-Use Asset		16,308,000	10,604,000
Intangible assets, net		81,469,000	11,306,000
Goodwill		119,559,000	28,714,000
Total non-current assets		363,002,000	122,974,000
Total assets		938,852,000	690,567,000
Current liabilities
Trade payables		16,834,000	11,077,000
Deferred revenues		277,583,000	216,970,000
Other accounts payable and accrued expenses		71,244,000	63,330,000
Operating lease liabilities		3,996,000	4,125,000
Total current liabilities		369,657,000	295,502,000
Long-term liabilities
Other long-term liabilities		16,677,000	6,954,000
Operating lease liabilities		18,674,000	6,844,000
Deferred revenues		49,526,000	45,247,000
Total long-term liabilities		84,877,000	59,045,000
Total liabilities		454,534,000	354,547,000
Commitments and contingencies
Equity [Abstract]
Share capital, NIS 0.00001 par value; 3,454,112,863 shares authorized, 248,622,818 and 234,566,473 shares issued and 248,581,042 and 234,524,697 shares outstanding as of December 31, 2025 and 2024, respectively	[1]	0	0
Additional paid-in capital		568,721,000	498,883,000
Treasury stock, NIS 0.00001 par value; 41,776 ordinary shares		(85,000)	(85,000)
Accumulated Other Comprehensive Income (Loss), Net of Tax		2,220,000	2,086,000
Accumulated deficit		(86,538,000)	(164,864,000)
Total Shareholders’ equity		484,318,000	336,020,000
Total liabilities and shareholders’ equity		$ 938,852,000	$ 690,567,000

[1]	Less than $1.